15. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets Tables Abstract
Changes in intangible assets
	Balance at 2016	Additions	Amortization	Disposals	Transfer	Assets held for sale and discontinued operations (*)	Balance at 2017	Additions	Business Combinations (**)	Amortization	Disposals	Transfer (***)	Assets held for sale and discontinued operations (*)	Balance at 2018
Goodwill	1,107	-	-	-	-	-	1,107	-	41	-	-	-	-	1,148
Tradename - cash and carry	39	-	-	-	-	-	39	-	-	-	-	-	-	39
Commercial rights – retail (note 15.2)	80	6	-	-	-	-	86	24	-	(5)	-	652	-	757
Software	523	236	(86)	(9)	(9)	(104)	551	534	-	(91)	(29)	(6)	(338)	621
Software capital lease	159	41	(46)	-	-	(13)	141	-	-	(42)	-	11	-	110
Total	1,908	283	(132)	(9)	(9)	(117)	1,924	558	41	(138)	(29)	657	(338)	2,675

(*) See note 32.

(**) See note 13.2.1 .

(***) Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores for a 30-years term (see note 9.1).

Intangible assets
	2018			2017
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Goodwill	2,259	(1,111)	1,148	2,217	(1,110)	1,107
Tradename - cash and carry	39	-	39	39	-	39
Commercial rights	762	(5)	757	86	-	86
Software	1,200	(579)	621	1,038	(487)	551
Software capital lease	378	(268)	110	377	(236)	141
Total intangibles	4,638	(1,963)	2,675	3,757	(1,833)	1,924

Reconciliation of additions to intangible assets
	2018	2017

Additions	558	283
Finance lease	-	(41)
Intangible assets financing - Addition	(60)	-
Intangible assets financing - Payments	38	69
Total	536	311